10-Q Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Ceded written premiums	$ 63,486	$ 40,310	$ 111,066	$ 72,059	$ 173,016	$ 111,834
Related Party
Related Party Transaction [Line Items]
Ceded written premiums	7,100	4,400	$ 11,900	7,300	$ 18,000	2,700
Related Party | BIHL
Related Party Transaction [Line Items]
Limited liability company or limited partnership, members or limited partners, ownership interest			73.50%		100.00%
Related Party | Ceding Fees
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 2,000	1,300	$ 3,800	2,500	$ 5,800	4,000
Related Party | AmFam
Related Party Transaction [Line Items]
Quota share agreement, percentage	100.00%		100.00%		100.00%
Related Party | BIHL
Related Party Transaction [Line Items]
Capital contribution from parent, accumulated contributions			$ 183,300		$ 178,800
Capital contribution from parent, contributed amount	$ 1,400	13,200	4,500	31,300	77,700	24,000
Related Party | AmFam
Related Party Transaction [Line Items]
Ceded written premiums	$ 7,100	$ 4,400	$ 11,900	$ 7,300	$ 18,000	$ 2,700